Client Name:
Client Project Name:	BRAVO 2026-CES1
Start - End Dates:	9/29/2025 - 11/20/2025
Deal Loan Count:	341

Conditions Report 2.0

Loans in Report:	341
Loans with Conditions:	59

0 - Total Active Conditions

80 - Total Satisfied Conditions

17 - Credit Review Scope
2 - Category: Credit/Mtg History
2 - Category: Income/Employment
1 - Category: Insurance
4 - Category: Legal Documents
1 - Category: LTV/CLTV
2 - Category: Re-Verifications
1 - Category: Terms/Guidelines
4 - Category: Title
63 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Compliance Manual
3 - Category: Documentation
5 - Category: RESPA
1 - Category: Right of Rescission
22 - Category: State Consumer Protection
1 - Category: Texas Home Equity
24 - Category: TILA/RESPA Integrated Disclosure
12 - Total Waived Conditions

12 - Compliance Review Scope
12 - Category: Texas Home Equity

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